Significant accounting policies - Contract assets and deferred revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant accounting policies
Amount of impairment losses of contract assets	¥ 474	¥ 23,974	¥ 28,819